IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Assumptions (Details)	12 Months Ended
	Dec. 31, 2021 $ / ounce $ / pound	Dec. 31, 2020 $ / ounce $ / pound
Copper [Member] | Long-term [Member]
Disclosure of impairment assumptions
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / pound	3.00	3.00
Copper [Member] | Average
Disclosure of impairment assumptions
WACC	12.00%
Gold [Member] | Short-term [Member]
Disclosure of impairment assumptions
Mineral price (gold, in dollars per ounce; copper, in dollars per pound)	1,700	1,700
Gold [Member] | Long-term [Member]
Disclosure of impairment assumptions
Mineral price (gold, in dollars per ounce; copper, in dollars per pound)	1,500	1,400
Gold [Member] | Minimum
Disclosure of impairment assumptions
WACC	3.00%	3.00%
Gold [Member] | Maximum
Disclosure of impairment assumptions
WACC	8.00%	12.00%
Gold [Member] | Average
Disclosure of impairment assumptions
WACC	4.00%	5.00%
NAV multiple	1.2	1.3
LOM year	19 years	20 years